                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 801-10067
                                  ---------------------------------------------

                          Eaton Vance Variable Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260
                                                   ----------------------------

Date of fiscal year end:  December 31, 2003
                        --------------------------
Date of reporting period: June 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE LOGO]

[PHOTO OF GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2003

EATON VANCE
VT
FLOATING-RATE
INCOME
FUND

[PHOTO OF GRAPHIC IMAGE]

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2003

INVESTMENT UPDATE

Investment Environment

  THE LOAN MARKET

- The loan market has been characterized by improving fundamentals in recent months, as companies have focused increasingly on developing core businesses, paring debt and improving their balance sheets following the recent market excesses. The estimated default rate is well below its level of a year ago.

- The technicals of the loan market have also improved, with rising loan issuance met by commensurately strong investor demand for the asset class. With short-term interest rates at a 45-year low, the loan market has benefited from investors' perception that loans represent a very low-duration vehicle.

- Following the Federal Reserve's June 25 move to cut short-term interest rates, the risk-reward balance has turned even more negative for bonds, putting bond investors more at risk in an economic recovery. In contrast, floating-rate loans - with their interest-rate-reset provisions - would be less affected by a rebound in the economy.

THE FUND

  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund had a six-month total return of 1.33%.(1) That return was the result of an increase in net asset value to $10.02 on June 30, 2003 from $10.00 on December 31, 2002 and the reinvestment of $0.112 in distributions.

  THE PORTFOLIO'S INVESTMENTS

- With a modest asset growth in the past year, the Fund has been able to increase its level of investment and diversification in floating-rate loans. At June 30, 2003, 85.4% of the Fund's assets were invested in loans, while the Fund's remaining assets were invested in high-quality, short-term U.S. Government agency securities.

- Publishing and printing was the Fund's largest sector weighting at June 30, 2003. Publishers of newspapers and trade magazines typically enjoy rising advertising revenues in an economic recovery. The Fund also has investments in printers that serve the financial and legal professions. The Fund's publishing investments also included publishers of "white and yellow page" directories. The past year has seen the purchase of independent phone company directories by financial sponsors and/or publishers with more cost-effective production and marketing capabilities.

- Broadcast media was a significant focus of the Fund. Investments included operators of radio and television stations diversified among large, small and mid-size markets. We believe these companies are poised to benefit from an increase in revenues in an improving economy, as businesses increase their advertising budgets. In addition, with the approach of a presidential election cycle, broadcasters are likely to benefit from increased spending on campaign advertising.

- The Fund's manufacturing investments represented a broad range of the economy. Holdings included companies that manufacture high-end industrial products, flow technologies, industrial cleaning products, water systems and wire and cable. While many manufacturers have seen weaker demand in the sluggish economy, companies in some niches have enjoyed stable sales. Many companies have streamlined operations and are now better positioned for an eventual economic upturn. In addition, the weak dollar has improved the global competitiveness of U.S. manufacturers.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION AS OF JUNE 30, 2003

Performance(2)
-------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                              1.56%
Life of Fund (5/2/01)                 1.36

(1) These returns do not include insurance-related charges. (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when repurchased, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

GOVERNMENT AGENCIES -- 12.4%

PRINCIPAL
AMOUNT      SECURITY                                  VALUE
-----------------------------------------------------------------
Financial Services -- 12.4%
-----------------------------------------------------------------
            STUDENT LOAN MARKETING ASSOCIATION
            DISCOUNT NOTE
$  4,249    0.95%, 7/1/03                             $ 4,249,000
-----------------------------------------------------------------
                                                      $ 4,249,000
-----------------------------------------------------------------
Total Government Agencies
   (identified cost $4,249,000)                       $ 4,249,000
-----------------------------------------------------------------

SENIOR FLOATING-RATE INTERESTS -- 85.4%

            BORROWER/BUSINESS DESCRIPTION
-----------------------------------------------------------------
Aerospace and Defense -- 1.5%
-----------------------------------------------------------------
$172,987    Alliant Techsystems, Inc., Term Loan,
            Maturing 4/20/09                          $   173,766
  95,153    Transdigm Holding Company, Term Loan,
            Maturing 5/15/06                               95,718
 251,185    Transdigm Holding Company, Term Loan,
            Maturing 5/15/07                              252,676
-----------------------------------------------------------------
                                                      $   522,160
-----------------------------------------------------------------
Auto Components -- 4.0%
-----------------------------------------------------------------
$328,352    American Axle and Manufacturing, Inc.,
            Term Loan, Maturing 4/30/06               $   328,306
 348,241    Dura Operating Corp., Term Loan,
            Maturing 3/31/07                              349,710
 350,000    Federal-Mogul Corp., Term Loan,
            Maturing 2/24/04                              349,125
 350,000    TRW Automotive Holdings Corp., Term
            Loan, Maturing 2/28/11                        353,208
-----------------------------------------------------------------
                                                      $ 1,380,349
-----------------------------------------------------------------
Broadcast Media -- 5.8%
-----------------------------------------------------------------
$323,556    Citadel Communications Corp., Term Loan,
            Maturing 3/31/06                          $   323,555
 349,125    Cumulus Media, Inc., Term Loan,
            Maturing 3/28/10                              351,471
 350,000    Discovery Communications, Inc., Term
            Loan, Maturing 12/31/05                       337,750
 350,000    Emmis Communication Corp., Term Loan,
            Maturing 8/31/09                              351,558
 350,000    Lin Television Corp., Term Loan,
            Maturing 12/31/07                             350,802
 288,312    Radio One, Inc., Term Loan,
            Maturing 6/30/07                              284,708
-----------------------------------------------------------------
                                                      $ 1,999,844
-----------------------------------------------------------------
Cable Television -- 2.1%
-----------------------------------------------------------------
$350,000    Adelphia, DIP Loan, Maturing 6/25/04      $   350,000
PRINCIPAL
AMOUNT      BORROWER/BUSINESS DESCRIPTION             VALUE
-----------------------------------------------------------------

Cable Television (continued)
-----------------------------------------------------------------
$350,000    DirectTV Holdings, LLC, Term Loan,
            Maturing 3/6/10                           $   352,822
-----------------------------------------------------------------
                                                      $   702,822
-----------------------------------------------------------------
Casinos and Gaming -- 4.1%
-----------------------------------------------------------------
$348,209    Ameristar Casinos, Inc., Term Loan,
            Maturing 12/31/06                         $   349,993
 347,342    Argosy Gaming Co., Term Loan,
            Maturing 6/30/08                              349,295
 347,368    Boyd Gaming Corp., Term Loan,
            Maturing 6/24/08                              348,497
 350,000    Mohegan Tribal Gaming Authority, Term
            Loan, Maturing 3/31/08                        349,125
-----------------------------------------------------------------
                                                      $ 1,396,910
-----------------------------------------------------------------
Chemicals -- 1.0%
-----------------------------------------------------------------
$349,299    Georgia Gulf Corp., Term Loan,
            Maturing 5/12/09                          $   351,045
-----------------------------------------------------------------
                                                      $   351,045
-----------------------------------------------------------------
Coal -- 0.6%
-----------------------------------------------------------------
$199,500    Peabody Energy Corp., Term Loan,
            Maturing 3/21/10                          $   201,204
-----------------------------------------------------------------
                                                      $   201,204
-----------------------------------------------------------------
Commercial Services -- 3.0%
-----------------------------------------------------------------
$348,223    Coinmach Laundry Corp., Term Loan,
            Maturing 7/25/09                          $   349,747
 305,208    Corrections Corporation of America, Term
            Loan, Maturing 5/31/08                        307,192
 200,000    Environmental Systems Products
            Holdings, Inc., Term Loan,
            Maturing 12/31/04                             188,000
 200,000    Gate Gourmet Borrower LLC, Term Loan,
            Maturing 12/31/08                             188,000
-----------------------------------------------------------------
                                                      $ 1,032,939
-----------------------------------------------------------------
Containers and Packaging-Metals and Glass -- 1.0%
-----------------------------------------------------------------
$350,000    Silgan Holdings, Inc., Term Loan,
            Maturing 12/31/08                         $   351,604
-----------------------------------------------------------------
                                                      $   351,604
-----------------------------------------------------------------
Containers and Packaging-Paper -- 2.6%
-----------------------------------------------------------------
$349,121    Greif Bros. Corp., Term Loan,
            Maturing 8/31/08                          $   349,732
 192,883    Jefferson Smurfit Corp., Term Loan,
            Maturing 3/31/07                              192,223
 348,237    Printpack Holdings, Inc., Term Loan,
            Maturing 4/30/09                              349,543
-----------------------------------------------------------------
                                                      $   891,498
-----------------------------------------------------------------
Containers and Packaging-Plastics -- 2.0%
-----------------------------------------------------------------
$347,368    Berry Plastics Corp., Term Loan,
            Maturing 6/30/10                          $   349,279

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT      BORROWER/BUSINESS DESCRIPTION             VALUE
-----------------------------------------------------------------

Containers and Packaging-Plastics (continued)
-----------------------------------------------------------------
$350,000    Crown Cork and Seal Co., Inc., Term
            Loan, Maturing 9/15/08                    $   352,297
-----------------------------------------------------------------
                                                      $   701,576
-----------------------------------------------------------------
Educational Services -- 1.0%
-----------------------------------------------------------------
$338,032    Jostens, Inc., Term Loan,
            Maturing 12/31/09                         $   338,736
-----------------------------------------------------------------
                                                      $   338,736
-----------------------------------------------------------------
Entertainment -- 2.8%
-----------------------------------------------------------------
$251,403    AMF Bowling Worldwide, Inc., Term Loan,
            Maturing 2/28/08                          $   251,717
 350,000    Metro-Goldwyn-Mayer Studios, Inc., Term
            Loan, Maturing 6/11/08                        350,492
 350,000    Six Flags Theme Parks, Inc., Term Loan,
            Maturing 6/30/09                              349,599
-----------------------------------------------------------------
                                                      $   951,808
-----------------------------------------------------------------
Environmental Services -- 2.1%
-----------------------------------------------------------------
$ 50,000    Allied Waste Industries, Inc., Term
            Loan, Maturing 1/15/10                    $    50,381
 300,000    Allied Waste Industries, Inc., Term
            Loan, Maturing 7/15/10                        302,563
 350,000    Casella Waste Systems, Inc., Term Loan,
            Maturing 1/24/10                              352,406
-----------------------------------------------------------------
                                                      $   705,350
-----------------------------------------------------------------
Food, Beverages and Tobacco -- 4.7%
-----------------------------------------------------------------
$224,681    American Seafood Holdings, Inc., Term
            Loan, Maturing 3/31/09                    $   225,243
 325,063    Del Monte Corp., Term Loan,
            Maturing 12/20/10(1)                          328,517
 349,025    Dr. Pepper/Seven Up Bottling
            Group, Inc., Term Loan,
            Maturing 10/7/07                              347,989
 347,368    Southern Wine and Spirits of America
            Inc., Term Loan, Maturing 6/28/08             348,671
 348,241    Suiza Foods Corp. (Dean Food Company),
            Term Loan, Maturing 7/15/08                   350,160
-----------------------------------------------------------------
                                                      $ 1,600,580
-----------------------------------------------------------------
Health Care Equipment and Supplies -- 2.7%
-----------------------------------------------------------------
$249,375    Conmed Corp., Term Loan,
            Maturing 12/31/07                         $   249,791
 349,125    Fisher Scientific International, LLC,
            Term Loan, Maturing 3/31/10                   351,220
PRINCIPAL
AMOUNT      BORROWER/BUSINESS DESCRIPTION             VALUE
-----------------------------------------------------------------

Health Care Equipment and Supplies (continued)
-----------------------------------------------------------------
$321,266    Sybron Dental Management, Inc., Term
            Loan, Maturing 6/6/09                     $   322,591
-----------------------------------------------------------------
                                                      $   923,602
-----------------------------------------------------------------
Health Care Providers and Services -- 4.6%
-----------------------------------------------------------------
$348,237    Caremark RX, Inc., Term Loan,
            Maturing 3/31/06                          $   348,890
 348,246    Community Health Systems, Inc., Term
            Loan, Maturing 7/5/10                         347,538
 166,667    Express Scripts, Inc., Term Loan,
            Maturing 3/31/08                              167,262
 349,125    Fresenius Medical Care Holdings, Inc.,
            Term Loan, Maturing 2/21/10                   351,271
 349,030    Triad Hospitals Holdings, Term Loan,
            Maturing 3/31/08                              351,469
-----------------------------------------------------------------
                                                      $ 1,566,430
-----------------------------------------------------------------
Household Products -- 2.8%
-----------------------------------------------------------------
$341,682    Rayovac Corp., Term Loan,
            Maturing 9/30/09                          $   342,394
 349,326    The Scotts Company, Term Loan,
            Maturing 12/31/07                             351,401
 271,110    United Industries Corp., Term Loan,
            Maturing 1/20/06                              271,618
-----------------------------------------------------------------
                                                      $   965,413
-----------------------------------------------------------------
Insurance -- 1.5%
-----------------------------------------------------------------
$346,500    Hilb, Rogal and Hamilton Co., Term Loan,
            Maturing 6/30/07                          $   348,016
 164,305    Willis Corroon Corp., Term Loan,
            Maturing 2/19/07                              163,175
-----------------------------------------------------------------
                                                      $   511,191
-----------------------------------------------------------------
Machinery -- 2.0%
-----------------------------------------------------------------
$340,278    Rexnord Corp., Term Loan,
            Maturing 11/30/09                         $   343,539
 348,223    The Manitowoc Company, Term Loan,
            Maturing 6/30/07                              349,790
-----------------------------------------------------------------
                                                      $   693,329
-----------------------------------------------------------------
Manufacturing -- 5.6%
-----------------------------------------------------------------
$348,241    JohnsonDiversey, Inc., Term Loan,
            Maturing 11/30/09                         $   351,693
 346,500    Mueller Group, Inc., Term Loan,
            Maturing 5/31/08                              346,160
 343,000    National Waterworks Holdings, Inc., Term
            Loan, Maturing 11/22/09                       346,644
 319,006    SPX Corp., Term Loan, Maturing 3/31/10        319,693
 347,665    Trimas Corp., Term Loan,
            Maturing 12/31/09                             348,039
 195,000    Walter Industries, Inc., Term Loan,
            Maturing 4/17/10                              195,000
-----------------------------------------------------------------
                                                      $ 1,907,229
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT      BORROWER/BUSINESS DESCRIPTION             VALUE
-----------------------------------------------------------------
Metals and Mining -- 0.7%
-----------------------------------------------------------------
$251,802    Compass Minerals Group, Inc., Term Loan,
            Maturing 11/28/09                         $   253,717
-----------------------------------------------------------------
                                                      $   253,717
-----------------------------------------------------------------
Miscellaneous -- 0.9%
-----------------------------------------------------------------
$186,719    Weight Watchers International, Inc.,
            Term Loan, Maturing 12/31/07              $   188,353
 110,649    Weight Watchers International, Inc.,
            Term Loan, Maturing 12/31/08                  111,617
-----------------------------------------------------------------
                                                      $   299,970
-----------------------------------------------------------------
Office Equipment and Supplies -- 1.0%
-----------------------------------------------------------------
$349,649    Iron Mountain Inc., Term Loan,
            Maturing 2/15/08                          $   351,679
-----------------------------------------------------------------
                                                      $   351,679
-----------------------------------------------------------------
Oil and Gas -- 1.0%
-----------------------------------------------------------------
$350,000    The Premcor Refining Group, Inc., Term
            Loan, Maturing 2/11/06                    $   353,062
-----------------------------------------------------------------
                                                      $   353,062
-----------------------------------------------------------------
Personal Products -- 2.7%
-----------------------------------------------------------------
$323,279    Armkel, LLC, Term Loan, Maturing 3/31/09  $   325,476
 261,905    Mary Kay, Inc., Term Loan,
            Maturing 9/30/07                              263,214
 348,241    Playtex Products, Inc., Term Loan,
            Maturing 5/31/09                              346,718
-----------------------------------------------------------------
                                                      $   935,408
-----------------------------------------------------------------
Publishing & Printing -- 8.1%
-----------------------------------------------------------------
$349,109    American Media Operations, Inc., Term
            Loan, Maturing 4/1/07                     $   350,528
 317,973    Bell Actimedia, Inc., Term Loan,
            Maturing 11/29/10                             320,915
 347,375    Hollinger International
            Publishing, Inc., Term Loan,
            Maturing 9/30/09                              352,151
 348,939    Journal Register Co., Term Loan,
            Maturing 9/30/06                              346,322
 350,000    Moore Holdings U.S.A. Inc., Term Loan,
            Maturing 3/15/10                              353,117
 348,250    R.H. Donnelley Inc., Term Loan,
            Maturing 6/30/10                              354,780
 356,061    The McClatchy Company, Term Loan,
            Maturing 9/10/07                              356,784
 328,267    The Readers Digest Association, Inc.,
            Term Loan, Maturing 5/20/08                   325,746
-----------------------------------------------------------------
                                                      $ 2,760,343
-----------------------------------------------------------------
Real Estate -- 3.0%
-----------------------------------------------------------------
$210,000    Fairfield Resorts, Inc., Term Loan,
            Maturing 3/21/06                          $   208,950
 347,667    Lennar Corp., Term Loan,
            Maturing 5/2/07                               348,318
PRINCIPAL
AMOUNT      BORROWER/BUSINESS DESCRIPTION             VALUE
-----------------------------------------------------------------

Real Estate (continued)
-----------------------------------------------------------------
$332,500    The Woodlands Commercial Properties Co.,
            L.P., Term Loan, Maturing 11/26/05        $   334,994
 125,000    Wilmorite Holdings, L.P., Term Loan,
            Maturing 3/31/06                              125,625
-----------------------------------------------------------------
                                                      $ 1,017,887
-----------------------------------------------------------------
Restaurants -- 1.5%
-----------------------------------------------------------------
$331,578    AFC Enterprises, Inc., Term Loan,
            Maturing 5/23/09                          $   331,025
 195,000    O'Charley's Inc., Term Loan,
            Maturing 1/27/09                              195,609
-----------------------------------------------------------------
                                                      $   526,634
-----------------------------------------------------------------
Retail-Food and Drug -- 4.2%
-----------------------------------------------------------------
$350,982    Duane Reade Inc., Term Loan,
            Maturing 2/15/07                          $   351,860
 197,111    Fleming Companies, Inc., Term Loan,
            Maturing 6/18/08                              173,753
 348,246    Giant Eagle, Inc., Term Loan,
            Maturing 8/6/09                               349,116
 347,368    Roundy's, Inc., Term Loan,
            Maturing 6/6/09                               348,156
 198,024    The Pantry, Inc., Term Loan,
            Maturing 3/31/07                              198,519
-----------------------------------------------------------------
                                                      $ 1,421,404
-----------------------------------------------------------------
Retail-Specialty -- 1.8%
-----------------------------------------------------------------
$281,305    Advance Stores Company, Inc., Term Loan,
            Maturing 11/30/06                         $   280,426
 346,382    Petco Animal Supplies, Inc., Term Loan,
            Maturing 10/2/08                              347,609
-----------------------------------------------------------------
                                                      $   628,035
-----------------------------------------------------------------
Theaters -- 3.0%
-----------------------------------------------------------------
$349,125    Cinemark USA, Inc., Term Loan,
            Maturing 3/31/08                          $   351,853
 337,830    Loews Cineplex Entertainment Corp., Term
            Loan, Maturing 9/30/06                        336,036
 332,051    Regal Cinemas, Inc., Term Loan,
            Maturing 5/27/07                              334,542
-----------------------------------------------------------------
                                                      $ 1,022,431
-----------------------------------------------------------------
Total Senior, Secured, Floating-Rate Interests
   (identified cost $29,188,020)                      $29,266,189
-----------------------------------------------------------------
Total Investments -- 97.8%
   (identified cost $33,437,020)                      $33,515,189
-----------------------------------------------------------------
Other Assets, Less Liabilities -- 2.2%                $   758,601
-----------------------------------------------------------------
Net Assets -- 100%                                    $34,273,790
-----------------------------------------------------------------

 (1)  Priced by adviser.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $33,437,020)                           $33,515,189
Cash                                          469,042
Receivable for investments sold                 1,279
Receivable for Fund shares sold               209,628
Interest receivable                            93,393
Prepaid expenses                                3,782
-----------------------------------------------------
TOTAL ASSETS                              $34,292,313
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Accrued expenses                          $    18,523
-----------------------------------------------------
TOTAL LIABILITIES                         $    18,523
-----------------------------------------------------
NET ASSETS FOR 3,419,952 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $34,273,790
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $34,179,463
Accumulated undistributed net realized
   gain (computed on the basis of
   identified cost)                             7,016
Accumulated undistributed net investment
   income                                       9,142
Net unrealized appreciation (computed on
   the basis of identified cost)               78,169
-----------------------------------------------------
TOTAL                                     $34,273,790
-----------------------------------------------------

Net Asset Value, Offering Price and
Redemption Price Per Share
-----------------------------------------------------
($34,273,790  DIVIDED BY 3,419,952
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                           $     10.02
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
--------------------------------------------------
Interest                                  $628,656
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $628,656
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $ 99,398
Administration fee                          43,216
Service fees                                43,216
Custodian fee                               18,643
Legal and accounting services               14,210
Transfer and dividend disbursing agent
   fees                                      5,523
Miscellaneous                               12,550
--------------------------------------------------
TOTAL EXPENSES                            $236,756
--------------------------------------------------

NET INVESTMENT INCOME                     $391,900
--------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  7,016
--------------------------------------------------
NET REALIZED GAIN                         $  7,016
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 65,193
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 65,193
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 72,209
--------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $464,109
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $        391,900  $          76,278
   Net realized gain                                 7,016              1,225
   Net change in unrealized appreciation
      (depreciation)                                65,193             12,976
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $        464,109  $          90,479
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $       (387,900) $         (72,361)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (387,900) $         (72,361)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares           $      3,999,542  $      28,210,704
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                       387,900             72,361
   Cost of shares redeemed                      (6,741,462)        (7,538,560)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     (2,354,020) $      20,744,505
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (2,277,811) $      20,762,623
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     36,551,601  $      15,788,978
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     34,273,790  $      36,551,601
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $          9,142  $           5,142
-----------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          SIX MONTHS ENDED
                                          JUNE 30, 2003
INCREASE (DECREASE) IN CASH               (UNAUDITED)
----------------------------------------------------------
Cash Flows From (Used For) Operating
   Activities --
   Purchases of loan interests            $    (22,364,673)
   Proceeds from sales and principal
      repayments                                 6,205,190
   Interest received                               550,110
   Facility fees received                              926
   Prepaid expenses                                 (3,691)
   Operating expenses paid                        (227,509)
   Net decrease in short-term
      investments                               17,796,281
----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      1,956,634
----------------------------------------------------------
Cash Flows From (used For) Financing
   Activities --
   Proceeds from shares sold              $      3,792,966
   Cost of shares redeemed                      (6,812,224)
----------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $     (3,019,258)
----------------------------------------------------------

NET DECREASE IN CASH                      $     (1,062,624)
----------------------------------------------------------

CASH AT BEGINNING OF PERIOD               $      1,531,666
----------------------------------------------------------

CASH AT END OF PERIOD                     $        469,042
----------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
----------------------------------------------------------
Net increase in net assets from
   operations                             $        464,109
Increase in receivable for investments
   sold                                             (1,279)
Increase in interest receivable                    (71,979)
Increase in prepaid expenses                        (3,691)
Increase in accrued expenses                         9,247
Net decrease in investments                      1,560,227
----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      1,956,634
----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ---------------------------------
                                  (UNAUDITED)(1)        2002(1)          2001(1)(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.000           $10.000           $10.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income                 $ 0.112           $ 0.031           $ 0.129
Net realized and unrealized
   gain                                 0.020                --                --
---------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.132           $ 0.031           $ 0.129
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
From net investment income            $(0.112)          $(0.031)          $(0.129)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.112)          $(0.031)          $(0.129)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.020           $10.000           $10.000
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                          1.33%             0.31%             1.30%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $34,274           $36,552           $15,789
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          1.37%(4)          1.47%             1.26%(4)
   Net investment income                 2.27%(4)          0.31%             1.37%(4)
Portfolio Turnover                         25%                0%               --
---------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios and net investment gain per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                  1.28%(4)
   Net investment income                                                     1.35%(4)
Net investment income per
   share                                                                  $ 0.127
---------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, May 2, 2001, to December 31, 2001.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance VT Floating-Rate Income Fund (the Fund) is a non-diversified series of Eaton Vance Variable Trust (the Trust). The Trust, which was organized under Massachusetts law on August 14, 2000, is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Under normal market conditions, the Fund invests primarily in interests in senior floating-rate loans (Senior Loans). During the period, the Fund also invested exclusively in money market instruments. The Fund will remain invested in money market instruments until the Fund's investment adviser, Eaton Vance Management (EVM) can effectively invest the Fund's assets into a diversified pool of Senior Loans. Certain senior loans are deemed to be liquid because reliable market quotations are readily available for them. EVM values liquid Senior Loans on the basis of prices furnished by one or more pricing services. Other Senior Loans are valued at fair value by the Fund's investment advisor, EVM, under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including
   (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects;
   (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the reputation and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

 B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the expected term of the loan. The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund accretes market discounts on debt securities.

 C Income Taxes -- The Fund has elected to be treated as a regulated investment company (RIC) for United States federal tax purposes. The Fund's policy is to comply with the provisions of Section 817-H of the Internal Revenue Code regarding Variable Trusts. No provision is made by the Fund for federal or state taxes on any taxable income of the Fund because each separate account in the Fund is ultimately responsible for the payment of any taxes. The Fund will distribute at least annually all of the Fund's net investment income and net realized capital gains, if any.

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 G Other -- Investment transactions are accounted for on a trade-date basis.

 H Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions of net income are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Distributions are paid in the form of additional shares unless an election is made on behalf of a separate account to receive some or all of the distribution in cash.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Trust has an underwriting agreement relating to the Fund with Eaton Vance Distributors, Inc. (EVD). EVD intends to offer shares of the Fund continuously to separate accounts of various insurance companies. The underwriting agreement presently provides that EVD through the Fund's transfer agent accepts orders for shares at net asset value and no sales commission or load is charged. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products. The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
                                              (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                              399,782             2,823,284
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        38,790                 7,242
    Redemptions                                       (674,080)             (754,434)
    --------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (235,508)            2,076,092
    --------------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at the monthly rate of 0.575% per annum of the average daily net assets up to $1 billion, and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Fund. For the six months ended June 30, 2003, the fee amounted to $99,398. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

   The fund is authorized to pay EVM a fee as compensation for administrative services necessary to conduct the Fund's

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   business. The fee is computed at the annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2003, the fee amounted to $43,216.

   Certain officers and Trustees of the Fund are officers of the above organizations.
5 Service Fees
-------------------------------------------
   The Fund has adopted a service plan that allows the Fund to pay service fees to insurance companies for providing personal and/or account services to account holders of insurance product separate accounts, which will be equal to 0.25% (annualized) of daily average net assets. Service fee payments for the six months ended June 30, 2003 amounted to $43,216.

6 Purchases and Sales of Investments
-------------------------------------------
   The Fund invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments of Senior Loans for the six months ended June 30, 2003 aggregated $22,364,673 and $6,206,469 respectively.

7 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $600 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any borrowings or allocated fees during the six months ended June 30, 2003.

8 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation/depreciation in the value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $33,437,020
    -----------------------------------------------------
    Gross unrealized appreciation             $   124,219
    Gross unrealized depreciation                 (46,050)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $    78,169
    -----------------------------------------------------

INVESTMENT MANAGEMENT

EATON VANCE VT FLOATING-RATE INCOME FUND

Officers

James B. Hawkes
President and Trustee

Thomas P. Huggins
Vice President

Samuel D. Isaly
Vice President

Martha G. Locke
Vice President

Scott H. Page
Vice President

Jacob Rees-Mogg
Vice President

Duncan W. Richardson
Vice President

Payson F. Swaffield
Vice President

Michael W. Weilheimer
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE VT FLOATING-RATE INCOME FUND EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies,
                              call:1-800-262-1122


EATON VANCE VT FLOATING-RATE INCOME FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

                                                                        VTFRHSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust (On behalf of VT Floating-Rate Income Fund)


By:      /S/ James B. Hawkes
         -------------------
         James B. Hawkes
         President

Date:    August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ James L. O'Connor
         ---------------------
         James L. O'Connor
         Treasurer

Date:    August 18, 2003


By:      /S/ James B. Hawkes
         -------------------
         James B. Hawkes
         President

Date:    August 18, 2003